1
The Gabelli Global Financial Services Fund
Schedule of Investments — December 31, 2023 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 97.2%
Automobiles  — 6.4%
23,349 Daimler Truck Holding AG ......................... $ 876,904
7,450 Mercedes-Benz Group AG ......................... 514,438
3,770 Toyota Motor Corp., ADR .......................... 691,342
2,082,684
Banks  — 25.8%
82,500 Banco Bilbao Vizcaya Argentaria SA .......... 749,190
82,000 Commerzbank AG .................................... 974,037
870,100 Dah Sing Banking Group Ltd. .................... 561,607
356,500 Dah Sing Financial Holdings Ltd. ............... 730,486
936 First Citizens BancShares Inc., Cl. A .......... 1,328,156
54,663 Flushing Financial Corp. ............................ 900,846
34,000 ING Groep NV .......................................... 507,689
48,900 Japan Post Bank Co. Ltd. .......................... 498,017
13,900 Shinhan Financial Group Co. Ltd., ADR ..... 427,842
9,043 Southern First Bancshares Inc.† ............... 335,495
32,547 TrustCo Bank Corp. NY ............................. 1,010,585
6,200 Webster Financial Corp. ............................ 314,712
8,338,662
Consumer Finance  — 6.5%
21,580 Ally Financial Inc. ..................................... 753,574
10,310 Capital One Financial Corp. ....................... 1,351,847
2,105,421
Diversified Banks  — 12.6%
111,000 Barclays plc .............................................. 217,577
19,350 Citigroup Inc. ........................................... 995,364
29,920 Credit Agricole SA .................................... 424,504
16,168 Hana Financial Group Inc. ......................... 544,834
129,285 NatWest Group plc ................................... 361,556
7,610 Societe Generale SA ................................. 201,835
88,900 Standard Chartered plc ............................. 755,367
20,700 UniCredit SpA .......................................... 561,354
4,062,391
Energy and Utilities  — 2.7%
40,572 Vitesse Energy Inc. ................................... 888,121
Homebuilders  — 5.6%
3,010 Cavco Industries Inc.† .............................. 1,043,326
30,413 Legacy Housing Corp.† ............................ 767,016
1,810,342
Institutional Banking  — 3.4%
19,350 Moelis & Co., Cl. A ................................... 1,086,116
Institutional Brokerage  — 5.6%
131,200 Daiwa Securities Group Inc. ...................... 883,134
23,310 Jefferies Financial Group Inc. .................... 941,957
1,825,091
Institutional Trust, Fiduciary, and Custody  — 6.1%
9,930 State Street Corp. ..................................... 769,178
Shares
Market
Value
23,300 The Bank of New York Mellon Corp. .......... $ 1,212,765
1,981,943
Insurance  — 11.4%
139,118 Aegon Ltd. ............................................... 805,984
1,377 E-L Financial Corp. Ltd. ............................ 1,089,316
12,502 First American Financial Corp. ................... 805,629
60,250 HG Holdings Inc.† .................................... 351,559
16,055 NN Group NV ........................................... 633,630
3,686,118
Investment Management  — 7.9%
3,857 Diamond Hill Investment Group Inc. .......... 638,681
11,000 Janus Henderson Group plc ...................... 331,650
229,100 The Westaim Corp.† ................................. 649,236
74,265 Westwood Holdings Group Inc. ................. 933,511
2,553,078
Reinsurance  — 3.2%
18,800 Axis Capital Holdings Ltd. ......................... 1,040,956
TOTAL COMMON STOCKS .................. 31,460,923
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 2.8%
$ 925,000 U.S. Treasury Bills,
5.293% to 5.382%††,
01/18/24 to 03/28/24 ............................ 916,917
TOTAL INVESTMENTS — 100.0%
(Cost $24,686,679) ............................... $ 32,377,840
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt